Note 2. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2. Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0
Research and Development Expense	$ 1,791,000	$ 1,740,000	$ 1,502,000
Research and Development Expense as Percentage of Annual Sales	3.10%	3.40%	3.50%
Machinery and Equipment [Member] | Minimum [Member]
Note 2. Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Note 2. Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Software Development [Member] | Minimum [Member]
Note 2. Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software Development [Member] | Maximum [Member]
Note 2. Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years